13F-HR
          06/30/2005

             0001082079
             kur@n3zy

          NONE
     1

            STEVE WALLACE
           (703) 243-8800

    stevew@sipemi.com

            13F-HR
       FORM 13F HOLDING REPORT

               UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
			         WASHINGTON, D.C. 20549
                    FORM 13F COVER PAGE
REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 06/30/2005
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name: EMERGING MARKETS INVESTORS CORP
Address: 1001 19th Street, North, 17th Floor
          Arlington, VA 22209-1722

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name: Brian Walker
Title: General Counsel
Phone #: (703) 243-8800
Signature, Place, and Date of Signing:
Brian Walker                     Arlington, Virginia      08/11/2005

Report Type (Check only one.)
[X]      13F HOLDING REPORT
[ ]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of other Managers Reporting for this manager:
 NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

FORM 13F Information Table Entry Total:                36
FORM 13F Information Table Value Total:                           173,168

List of other Included Managers:
 NONE

                                        FORM 13F INFORMATION TABLE
                              TITLE                FAIR MARKET      SHARES OR                                 VOTING AUTHORITY
                              OF                     VALUE          PRINCIPAL     SH/ INVESTMENT OTHER            (SHARES)
NAME OF ISSUER                CLASS   CUSIP        (x$1000)          AMOUNT       PRN DISCRETION MNGRS      SOLE   SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
AMBEV (Companhia de Bebidas)  ADR     20441W203    10,264          339,400        SH    SOLE             339,400
America Movil                 ADR     02364W105     8,983          150,700        SH    SOLE             150,700
Aracruz                       ADR     038496204     1,817           52,300        SH    SOLE              52,300
Banco Itau                    ADR     059602201     6,680           72,220        SH    SOLE              72,220
Bancolombia                   ADR     05968L102       640           40,000        SH    SOLE              40,000
Bradesco                      ADR     059460303     3,284           92,800        SH    SOLE              92,800
Brasil Telecom Part Sa        ADR     105530109     1,765           48,900        SH    SOLE              48,900
Braskem SA                    ADR     105532105       671           40,000        SH    SOLE              40,000
Buenaventura                  ADR     204448104     1,223           53,180        SH    SOLE              53,180
Bunge Limited                 COM     120568AE0     1,331           21,000        SH    SOLE              21,000
Cementos Mexicanos            ADR     151290889     8,986          211,845        SH    SOLE             211,845
Cemig                         ADR     204409601     2,873           90,200        SH    SOLE              90,200
Credicorp Ltd.                ADR     G2519Y108       812           40,800        SH    SOLE              40,800
Enersis                       ADR     29274F104     1,431          137,100        SH    SOLE             137,100
Femsa                         ADR     344419106     6,982          117,200        SH    SOLE             117,200
GOL Transportes Aereos S.A.   ADR     38045R107       550           18,300        SH    SOLE              18,300
Gerdau S.A.                   ADR     373737105     1,242          127,635        SH    SOLE             127,635
Goldfields Ltd. ADR           ADR     38059T106     5,020          442,300        SH    SOLE             442,300
Grupo Televisa                ADR     40049J206     6,836          110,100        SH    SOLE             110,100
Grupo Tribasa                 ADS     40049F204         0           20,950        SH    SOLE              20,950
I.R.S.A.                      GDR     450047204     1,282          105,066        SH    SOLE             105,066
ICA                           ADS     292448107       941          387,202        SH    SOLE             387,202
MTS                           ADR     607409109    12,932          384,300        SH    SOLE             384,300
POSCO (Pohang Iron and Steel) ADR     693483109     2,779           63,200        SH    SOLE              63,200
PT Telekomunikasi Indo(Telkom ADR     715684106     3,252          155,981        SH    SOLE             155,981
Petrobras                     ADR     71654V101    27,929          606,620        SH    SOLE             606,620
Philippine Long Distance T.   ADR     718252604     1,386           47,700        SH    SOLE              47,700
Quilmes Industrial            ADR     74838Y207     1,019           42,312        SH    SOLE              42,312
SK Telecom                    ADR     78440P108     8,778          430,287        SH    SOLE             430,287
Telecentro Oeste Celular Hold ADR     87923P105     1,690          167,805        SH    SOLE             167,805
Telecom Argentina             ADR     879273209       645           54,000        SH    SOLE              54,000
Telkom S.A.                   ADR     879603108     1,741           26,400        SH    SOLE              26,400
Tenaris SA                    ADR     88031M109     1,913           24,438        SH    SOLE              24,438
Unibanco                      GDR     90458E107     1,908           49,400        SH    SOLE              49,400
Vale Do Rio Doce              ADR     204412100    19,794          779,300        SH    SOLE             779,300
Vimpelcom                     ADR     68370R109    13,789          405,200        SH    SOLE             405,200